Aspiriant Trust

Aspiriant Risk-Managed Equity Allocation Fund

Aspiriant Risk-Managed Municipal Bond Fund

Aspiriant Defensive Allocation Fund

Aspiriant Risk-Managed Taxable Bond Fund

Supplement dated November 8, 2019 to the

Prospectus and Statement of Additional Information dated July 1, 2019

This supplement updates information in the Prospectus and Statement of Additional Information (“SAI”) for the Funds and should be read in conjunction with those documents.

•	Effective November 7, 2019, Aspiriant, LLC (the “Adviser”) has contractually agreed to waive its administrative services fee for the Aspiriant Risk-Managed Equity Allocation Fund (“Equity Allocation Fund”), Aspiriant Risk-Managed Municipal Bond Fund (“Municipal Bond Fund”), Aspiriant Defensive Allocation Fund (“Defensive Allocation Fund”) and Aspiriant Risk-Managed Taxable Bond Fund (“Taxable Bond Fund”) through June 30, 2020 as set forth below:

	Administrative Services Fee Before Administrative Services Fee Waiver	Administrative Services Fee After Administrative Services Fee Waiver
Equity Allocation Fund	0.10%	0.04%
Municipal Bond Fund	0.10%	0.03%
Defensive Allocation Fund	0.10%	0.01%
Taxable Bond Fund	0.10%	0.03%

•	Accordingly, the information in the fee table and expense example for the Equity Allocation Fund is revised to reflect the administrative services fee waiver as set forth below:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Advisor Shares	Institutional Shares (1)
Management Fees	0.24%	0.24%
Distribution (12b-1) Fees	NONE	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses(2)	0.28%	0.28%
Total Annual Operating Expenses	0.72%	0.97%
Fee Waivers(3)	(0.14%)	(0.14%)
Total Annual Operating Expenses After Fee Waivers	0.58%	0.83%

(1)	Estimated for current fiscal year.

(2)	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(3)	The Adviser has contractually agreed to waive its advisory fee from 0.24% to 0.16% and administrative services fee from 0.10% to 0.04% through June 30, 2020. Each arrangement may be terminated only by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Shares	$59	$216	$387	$881
Institutional Shares	$85	$295	$523	$1,177

•	The information in the fee table and expense example for the Municipal Bond Fund is revised to reflect the administrative services fee waiver as set forth below:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.27%
Distribution (12b-1) Fees	NONE
Other Expenses	0.19%
Acquired Fund Fees and Expenses(1)	0.18%
Total Annual Operating Expenses	0.64%
Fee Waivers(2)	(0.13%)
Total Annual Operating Expenses After Fee Waivers	0.51%

(1)	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(2)	The Adviser has contractually agreed to waive its advisory fee from 0.27% to 0.21% and administrative services fee from 0.10% to 0.03% through June 30, 2020. Each arrangement may be terminated only by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	3 Years	5 Years	10 Years
$52	$192	$344	$786

•	The information in the fee table and expense example for the Defensive Allocation Fund is revised to reflect the administrative services fee waiver as set forth below:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.10%
Distribution (12b-1) Fees	NONE
Other Expenses	0.18%
Acquired Fund Fees and Expenses(1)	0.82%
Total Annual Operating Expenses	1.10%
Fee Waiver(2)	(0.09%)
Total Annual Operating Expenses After Fee Waiver	1.01%

(1)	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(2)	The Adviser has contractually agreed to waive its administrative services fee from 0.10% to 0.01% through June 30, 2020. This arrangement may be terminated only by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$341	$597	$1,332

•	The information in the fee table and expense example for the Taxable Bond Fund is revised to reflect the administrative services fee waiver as set forth below:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.25%
Distribution (12b-1) Fees	NONE
Other Expenses	0.35%
Acquired Fund Fees and Expenses(1)	0.35%
Total Annual Operating Expenses	0.95%
Fee Waivers(2)	(0.24%)
Total Annual Operating Expenses After Fee Waivers	0.71%

(1)	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(2)	The Adviser has contractually agreed to waive its advisory fee from 0.25% to 0.08% and administrative services fee from 0.10% to 0.03% through June 30, 2020. Each arrangement may be terminated only by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$73	$279	$502	$1,144

•	In addition, effective October 1, 2019, each Trustee is paid an annual $60,000 retainer, as well as $2,000 for (i) each telephonic meeting of the Trust’s Board that he or she attends and (ii) any other telephonic communication for which the Independent Trustees approve such payment. Prior to October 1, 2019, the annual retainer was $50,000. The information included on page 40 of the SAI under “Management of the Funds -- Compensation” is hereby revised accordingly.

Please retain this supplement for future reference.

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